[INVESTORS BANK AND TRUST
200 CLARENDON STREET
BOSTON, MA 02116]



May 4, 2004

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:             PayPal Funds (the "Registrant")
                File Nos.  333-80205, 811-09381

To Whom It May Concern:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Registrant as certification that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 9 (the "Amendment") to the Registrant's Registration Statement on Form N1-A. The Amendment was filed electronically on April 29, 2004.

     Please do not hesitate to contact the undersigned at (617) 937-7803 with any questions you may have regarding this filing.

                                                Very truly yours,
                                                /s/ Candace Cape Cavalier
                                                Candace Cape Cavalier